Taxation - Schedule of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Beginning balance	$ 45,580	$ 40,924	$ 34,257
Additions	(5,931)	(3,507)	(4,704)
Exchange difference	3,066	(1,149)	(1,963)
Reversals	(1,222)
Ending balance	$ 47,223	$ 45,580	$ 40,924